Loss for the year - Loss Before Income Tax (Details) - AUD ($)		12 Months Ended
		Jun. 30, 2022	Jun. 30, 2021	Jun. 30, 2020
Share based payments expense^
Performance rights granted		$ 15,299,627	$ 2,952,676	$ 78,362
Share rights granted		3,615,341		6,291,510
Options granted		1,275,570	2,995,856	1,189,081
Total expense from share-based payment transactions		20,190,538	5,948,532	7,558,953
Borrowing costs
Interest accrued on loan notes				3,062,598
Loss on redemption of loan notes				1,765,353
Unwinding of fair value gain		55,728	40,547	48,377
Interest accrued on borrowings		2,031,135	188,847	454,633
Total borrowing costs		$ 2,086,863	229,394	$ 5,330,961
Impairment losses
Fixed assets written off	[1]		2,764,940
Total impairment losses			$ 2,764,940

[1]	Impairments recognized during the prior period relate to the redundant furnace technology which has been replaced with new proprietary furnace technology under the Group’s strategic alliance with US-based Harper International Corporation. This amount represents the net book value of fixed assets written off.